Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Net loss for the year	$ (37,809)		$ (24,183)		$ (14,466)
Adjustments to reconcile net loss to net cash generated from operating activities (note)
Depreciation of property and equipment	7,948		6,165		5,646
Amortization of intangible assets	2,101		2,223		12,149
Allowance for doubtful accounts	27				4
Impairment of receivables from and prepayments to Kankan	8,723
Loss on disposal of property and equipment	85		85		4
Gain from barter transactions					(409)
Share-based compensation	8,330		9,348		9,728
Share of loss from equity investees	1,875	[1]	195	[1]	12
Investment income on short-term investments	(728)		(506)		(997)
Impairment of property and equipment	20
Impairment of intangible assets	4,833
Impairment of long-term investments	596
Deemed disposal gain on long-term investments	(491)		(689)		(702)
Interest expense accrued on long-term payable	239		239		239
Deferred taxes	(2,214)		(954)		873
Deferred government grants	(3,493)		(3,473)		(1,969)
Changes in operating assets and liabilities:
Accounts receivable	(20,040)		(5,168)		1,395
Prepayments and other assets	(11,418)		13,947		3,815
Due from/to related parties	(4,879)		(1,180)		(70)
Accounts payable	9,037		15,855		301
Inventories	(2,925)		59		(526)
Deferred revenue	(510)		2,631		(294)
Income tax payable	339		147		153
Accrued liabilities and other payables	26,138		2,229		(1,122)
Net cash generated from/(used in) operating activities	(14,216)		16,970		13,764
Cash flows from investing activities
Purchase of short-term investments	(244,781)		(209,034)		(222,157)
Proceeds from disposal of short-term investments	291,568		94,139		175,513
Proceeds from disposal of property and equipment	23		22		25
Proceeds from disposal of Kankan					16,687
Proceeds from disposal of long-term investments	191		3,670
Purchase of intangible assets	(481)		(121)		(11,894)
Acquisition of long-term investments	(2,793)		(33,233)		(8,330)
Repayment of loans from /(loans to) employees	423		(22)		105
Acquisition of property and equipment	(5,318)		(13,756)		(4,931)
Acquisition of constructions in progress	(3,624)
Net cash generated from/(used in) investing activities	35,208		(158,335)		(54,982)
Cash flows from financing activities
Repurchase of shares	(358)		(14,319)		(1,287)
Prepayment for share repurchase plan			712		288
Governments grants received	2,908		2,508		1,055
Proceeds from exercise of vested share options	11		58		4,974
Net cash generated from/(used in) financing activities	2,561		(11,041)		5,030
Net (decrease)/increase in cash and cash equivalents	23,553		(152,406)		(36,188)
Cash and cash equivalents at beginning of year	199,504		361,777		404,275
Effect of exchange rates on cash and cash equivalents	10,422		(9,867)		(6,310)
Cash and cash equivalents at end of year	233,479		199,504		361,777
Supplemental disclosure of cash flow information
Income tax paid					82
Non cash investing and financing activities
Acquisition of property and equipment in form of other payables	(2,774)		(1,773)		4,468
Purchase of intangible assets in form of accounts payable					$ 62

[1]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.